Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 229,141	$ 169,740	$ 130,555
Fraud Service Revenue
Disaggregation of Revenue [Line Items]
Fraud review service revenue (ASC 606)	132,261	96,774	66,471
Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Indemnification guarantee service revenue (ASC 460)	$ 96,880	$ 72,966	$ 64,084
Revenue | Product Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Revenue | Product Concentration Risk | Fraud Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	58.00%	57.00%	51.00%
Revenue | Product Concentration Risk | Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	42.00%	43.00%	49.00%